Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 74,682	$ 77,390
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(10,383)	0
Interest cost	(55)	44
Benefits paid	(209)	(2,726)
Balance at end of period	65,632	74,682
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	4,258	4,798
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	51,619	54,204
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(3,502)	0
Current service cost	1,064	1,410
Interest cost	4,258	4,798
Benefits paid	(209)	(2,034)
Benefits paid from plan assets	(6,800)	(6,228)
Past service cost	(319)	(531)
Balance at end of period	46,111	51,619
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	1,674	2,327
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	23,685	23,676
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(6,882)	0
Current service cost	1,454	2,044
Interest cost	1,674	2,327
Benefits paid	0	(517)
Benefits paid from plan assets	0	0
Past service cost	237	(3,845)
Balance at end of period	$ 20,168	$ 23,685